Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2023 (year ended December 31, 2022 – 27%) as follows:

	Years ended December 31,
	2023	2022
Expected income tax expense (recovery)	$(13,153)	$(8,446)
Non-deductible stock-based compensation	301	233
Other permanent differences	86	5
Withholding taxes and other foreign taxes	709	621
Change in enacted tax rates	221	294
Foreign tax rate differences, foreign exchange and other adjustments	103	392
Change in valuation allowance	9,505	(3,249)
Expired losses	1,445	11,562
Foreign-derived income inclusion	1,785	—
Income tax expense (recovery)	$1,002	$1,412

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred income tax assets:
Net loss carry forwards	$225,659	$208,399
Intangible assets	3,854	4,015
Property, plant and equipment	20,292	18,392
Warranty liability	2,017	3,631
Foreign tax credits	620	620
Inventory	3,271	1,933
Research and development	5,074	5,001
Tax realignment due to Italian tax law changes	9,353	7,713
Financing and share issuance cost	767	1,106
Other	9,224	8,859
Total gross deferred income tax assets	280,131	259,669
Valuation allowance	(268,577)	(249,239)
Total deferred income tax assets	$11,554	$10,430
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(306)	(15)
Other	(2,741)	(2,837)
Total deferred income tax liabilities	$(3,477)	$(3,282)
Total net deferred income tax assets	$8,077	$7,148

Schedule of Components of Income Tax Expense (Benefit)	The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2023
Italy	$4,531	$84	$(828)	$(744)
United States	(4,088)	14	—	14
Canada	(40,934)	590	—	590
Netherlands	3,391	744	(25)	719
Poland	2,228	253	69	322
Other	(13,844)	101	—	101
	$(48,716)	$1,786	$(784)	$1,002
Year ended December 31, 2022
Italy	$1,023	$20	$(511)	$(491)
United States	15,136	6	—	6
Canada	(46,657)	372	—	372
Netherlands	3,103	601	(25)	576
Poland	3,002	512	118	630
Other	(6,890)	341	(22)	319
	$(31,283)	$1,852	$(440)	$1,412

Summary of Operating Loss Carryforwards	The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2024	2025	2026	2027 and later	Total
Canada	$—	$—	$—	$660,110	$660,110
Italy	—	—	—	15,670	15,670
United States	—	—	—	72,311	72,311
Sweden	—	—	—	10,976	10,976
China	921	2,203	—	3,295	6,419
India	—	—	—	5,354	5,354
Australia and Other	—	—	205	7,463	7,668
Total	$921	$2,203	$205	$775,179	$778,508